Investment Objectives and Goals	Feb. 25, 2026
T. Rowe Price Dynamic Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks total return through a combination of income and capital appreciation.
T. Rowe Price Dynamic Global Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income.
T. Rowe Price Emerging Markets Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide high current income
Objective, Secondary [Text Block]	and, secondarily, capital appreciation.
T. Rowe Price Emerging Markets Local Currency Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide high income and capital appreciation.
T. Rowe Price Global High Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high income
Objective, Secondary [Text Block]	and, secondarily, capital appreciation.
T. Rowe Price Global Industrials Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term growth of capital.